Deferred income tax - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Adjustment on initial application of IAS 29		$ 443,223
Translation differences and inflation adjustment	$ (4,423)	(596)	$ 1,003
Provisions and allowances
Deferred tax assets
Balances at January 1	6,183	6,603
Adjustment on initial application of IAS 29		0
Adjusted balance at January 1, 2018		6,603
Increase/(Decrease) of deferred tax liabilities for the year	9,934	(317)
Other movements		0
Translation differences and inflation adjustment	(211)	(103)
Balances at December 31	15,906	6,183	6,603
Tax loss carry forwards
Deferred tax assets
Balances at January 1	170,341	208,378
Adjustment on initial application of IAS 29		0
Adjusted balance at January 1, 2018		208,378
Increase/(Decrease) of deferred tax liabilities for the year	766	11,938
Other movements		(3,527)
Translation differences and inflation adjustment	(6,825)	(46,448)
Balances at December 31	164,282	170,341	208,378
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	2,006	0
Adjustment on initial application of IAS 29		0
Adjusted balance at January 1, 2018		0
Increase/(Decrease) of deferred tax liabilities for the year	(343)	2,616
Other movements		(531)
Translation differences and inflation adjustment	18	(79)
Balances at December 31	1,681	2,006	0
Other
Deferred tax assets
Balances at January 1	11,455	6,018
Adjustment on initial application of IAS 29		742
Adjusted balance at January 1, 2018		6,760
Increase/(Decrease) of deferred tax liabilities for the year	(2,280)	7,145
Other movements		0
Translation differences and inflation adjustment	(208)	(2,450)
Balances at December 31	8,967	11,455	6,018
Deferred tax assets
Deferred tax assets
Balances at January 1	189,985	220,999
Adjustment on initial application of IAS 29		742
Adjusted balance at January 1, 2018		221,741
Increase/(Decrease) of deferred tax liabilities for the year	8,077	21,382
Other movements		(4,058)
Translation differences and inflation adjustment	(7,226)	(49,080)
Balances at December 31	$ 190,836	$ 189,985	$ 220,999